General Information	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [Abstract]
Disclosure of general information about financial statements [text block]
Note 1
General Information

A)

Company information

Compañía Cervecerías Unidas S.A. (hereinafter also “CCU”, “the Company” or “the Parent Company”) was incorporated in Chile as an open stock company, and is registered in the Securities Registry of the Comisión para el Mercado Financiero (CMF) (ex Superintendencia de Valores y Seguros or Local Superintendence of Equity Securities, (SVS)) under Nº 0007, and consequently, the Company is overseen by the CMF. The Company’s shares are traded in Chile on the Santiago Stock Exchange and Electronic Stock Exchange. The Company is also registered with the United States of America Securities and Exchange Commission (SEC) and its American Depositary Shares (ADS)’s are traded in the New York Stock Exchange (NYSE). There was an a mendment to the Deposit Agreement dated December 3, 2012, between the Company, JP Morgan Chase Bank, NA and all holders of ADRs, whereby there was a change in the ADS ratio from 5 common shares for each ADS to 2 common shares for each ADS, effective as of December 20, 2012.

CCU is a diversified beverage company, with operations mainly in Chile, Argentina, Uruguay, Paraguay, Colombia and Bolivia. CCU is the largest Chilean brewery, the second largest brewery in Argentina, the second largest producer of soft drinks in Chile, the second-largest wine producer in Chile, the largest producer of bottled mineral water, nectar and sport drinks in Chile and one of the largest pisco producers in Chile. It also participates in the business of Home and Office Delivery (“HOD”), in a business involving home delivery of purified water in dispensers, and in the rum and candy industry in Chile. It participates in the industry of the ciders, spirits and wines in Argentina and also participates in the industry of mineral water and soft drinks and beer distribution in Uruguay, Paraguay, Colombia and Bolivia.

Compañía Cervecerías Unidas S.A. is under the control of Inversiones y Rentas S.A. (IRSA), which is the direct and indirect owner of 60% of the Company’s shares. IRSA is currently a joint venture between Quiñenco S.A. and Heineken Chile Limitada, a company controlled by Heineken Americas B.V., each with a 50% equity participation.

The Company’s address and main office is located in Santiago, Chile, at Avenida Vitacura Nº 2670, Las Condes district and its tax identification number (Rut) is 90,413,000-1.

As of
December 31, 2019
the Company had a total
8,961
employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	10	14
Managers and Deputy Managers	89	439
Other workers	306	8,508
Total	405	8,961

These Consolidated Financial Statements include: Statement of Financial Position, Statement of Income, Statement of Comprehensive Income, Statement of Changes in Equity, Statement of Cash Flows (direct method), and the Accompanying Notes with disclosures.

In the accompanying Statement of Financial Position, assets and liabilities that are classified as current, are those with maturities equal to or less than twelve months, and those classified as non-current, are those with maturities greater than twelve months. In turn, in the Consolidated Statement of Income, expenses are classified by function, and the nature of depreciation and personnel expenses is identified in footnotes. The Consolidated Statement of Cash Flows is presented using the direct method.

The figures in the Consolidated Statement of Financial Position and their explanatory notes are presented compared to the previous year (2018) and the Consolidated Statement of Income, Consolidated Statement of Comprehensive Income, Consolidated Statement of Changes in Equity, Consolidated Statement of Cash Flows and their explanatory notes are presented compared with 2018 and 2017.

These Consolidated Financial Statements are presented in thousands of Chilean pesos (ThCh$) and have been prepared from the accounting records of Compañía Cervecerías Unidas S.A. and its subsidiaries. All amounts have been rounded to thousand Chilean pesos, except when otherwise indicated.

The Company’s functional currency and presentation currency is the Chilean peso, except for some subsidiaries in Chile, Argentine, Uruguay, Paraguay and Bolivia that use the US Dollar, Argentine peso, Uruguayan Peso, Paraguayan guaraní and Bolivian, respectively. The functional currency of joint operations in Colombia and associates in Perú, are the Colombian peso and the Sol, respectively. However they use the Chilean peso as the presentation currency for consolidation purposes.

Subsidiaries whose functional currency is not the Chilean peso, have converted their financial statement from their functional currency to the Group’s presentation currency, which is the Chilean peso. The following exchange rates have been used: for the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity, net at the year-end exchange rate, and for the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and the Consolidated Statement of Cash Flows at the transaction date exchange rate or at the average monthly exchange rate, as appropriate. For consolidation purposes, the assets and liabilities of subsidiaries whose functional currency is different from the Chilean peso, are translated into Chilean pesos using the exchange rates prevailing at the date of the Consolidated Financial Statements while the exchange differences caused by the conversion of assets and liabilities are recorded in the Conversion Reserves account under Other equity reserves. Income, costs and expenses are translated at the average monthly exchange rate for the respective periods. These exchange rates have not undergone significant fluctuations during the year, with the exception of subsidiaries in hyperinflationary economies.

B)

Brands and licensing

In Chile, its portfolio of brands in the beer category consists of its own CCU brands, international licensing brands and distribution of Craft brands. CCU’s own brands which correspond to national products, produced, marketed and distributed by Cervecería CCU, which include the following brands, among others, Cristal, Escudo, Royal Guard, Morenita, Dorada, Andes, Bavaria and Stones in its Lemon, Maracuyá and Guaraná and Red Citris varieties. The international licensing brands, of which some are produced and other are imported, marketed and distributed by Cervecería CCU, include, among others, Coors, Heineken and Sol brands. The Craft distribution brands, which are beer that is created and produced in their original breweries and are marketed and distributed in partnership with Cervecera CCU, Austral, Imperial, Kunstmann, Szot, Guayacán, D´olbek and Blue Moon.

In the Chile operating segment, in the non-alcoholic beverage’s category, CCU has the Bilz, Pap, Kem, Kem Xtreme, Nobis, Cachantun, Mas, Mas Woman and Porvenir brands. In the HOD category, CCU has the Manantial brand. The Company, directly or through its subsidiaries, has licensing agreements with Pepsi, 7up, Mirinda, Gatorade, Adrenaline Red, Lipton Ice Tea, Ocean Spray, Crush, Canada Dry Limón Soda, Canada Dry Ginger Ale, Canada Dry Agua Tónica, Nestlé Pure Life, Watt’s, Watt´s Selección and Frugo. In Chile, CCU is the exclusive distributor of the Red Bull energy drink and Perrier water. Through a joint venture it also has its own brands, Sprim and Fructus and a license for the Vivo and Caricia brands.

Additionally, in the Chile operating segment, in the pisco and cocktails categories, CCU owns the Mistral, Campanario, Horcón Quemado, Control C, Tres Erres, Espíritu de los Andes, La Serena, Iceberg, Ruta Cocktail, Sabor Andino Sour, Sol de Cuba, brands, together with the respective line extensions, as applicable. In the rum category, the Company owns the Sierra Morena (and their extensions) and Cabo Viejo brands. In the liquor category, the Company has the Fehrenberg and Barsol brands and is the exclusive distributor in Chile of Pernod Ricard in the traditional channel.
Finally, in the cider category, the Company owns the Cygan brand.

On August 8th 2019 CCU announced that its subsidiary Compañía Pisquera de Chile S.A. (CPCh), acting through its subsidiary Inversiones Internacionales SpA. and International Spirits Investment USA LLC ended its asociation in Americas Distilling Investment LLC (ADI), owner of the Peruvian Company Bodega San Isidro S.R.L. (BSI).

CCU announced that its subsidiary CPCh, acting through out Inversiones Internacionales SpA. and International Spirits Investments USA LLC, have communicated to LDLM Investment LLC their decision to initiate the sell of its whole participation in Americas Distilling Investment LLC (“ADI”) which amount to 40%. ADI is the owner of the Peruvian Company Bodega San Isidro S.R.L. (“B.S.I”) and the Barsol brand.

CPCh, subject to the terms and conditions - which must still be agreed - would continue to distribute the Barsol brand in Chile. Finally, CPCh has voluntarily made the decision to cease the use of the "Cusqueño Sour" brand and replace it with other brands in its portfolio.

In Argentina, CCU produces beer in its plants located in Salta, Santa Fé and Luján. Its main brands are Schneider, Imperial, Palermo, Bieckert, Santa Fé, Salta, Córdoba, Isenbeck, Diosa, Norte, Iguana and Báltica. At the same time it is the holder of exclusive license for the production and marketing of Miller, Heineken, Amstel, Sol, Warsteiner and Grolsch. CCU also imports Kunstmann and Blue Moon brands, and exports beer to different countries, mainly under the Schneider, Heineken and Imperial brands. Until April, 2018 in Argentina, CCU was the exclusive license for the production and marketing of Budweiser beer (see letter C)
. Additionally, until December 31, 2017 in Argentina, CCU was the exclusive distributor of the Red Bull energy drink. Besides, participates in the cider business, with control of Saenz Briones, marketing the leading market brands “Sidra Real”, “La Victoria” and “1888”. Also participates in the spirits business, which it market under the El Abuelo brand, in addition of importing other liquors from Chile, as well as also sells and distributes of Eugenio Bustos and La Celia. Since June 2019 has incorporated to its wine portfolio Colon and Graffina brands belonging to the bodega Finca La Celia (subsidiary in Argentina of the Chilean subsidiary Viña San Pedro de Tarapacá S.A. (VSPT)).
(See
Note 1 – General information letter D) number (9)
).

In Uruguay, the Company participates in the mineral water and soft drinks business with the Nativa Mas and Nix brands, flavored waters with the Nativa brand, soft drinks with the Nix brand and nectars with Watt´s brand, in
isotonic drink with the FullSport brand and energy drink with the Thor brand. In addition, it sells imported beer under the Heineken, Schneider, Imperial and Kuntsmann brands. Recently the wine category, with Misiones de Rengo, Eugenio Bustos and La Celia brands were launched.

In Paraguay, the Company participates in the non-alcoholic and alcoholic drink business. Its portfolio of non-alcoholic brands consists of Pulp, Watt's, Puro Sol, La Fuente and the FullSport isotonic drink. These brands include its own, licensed and imported brands. The Company in the beer business is owner of Sajonia brand and imports Heineken, Schneider, Paulaner, Sol and Kunstmann, brands.

In the Wine operating segment, through its subsidiary Viña San Pedro Tarapacá S.A. (VSPT), CCU produces wines and sparkling wines, which are sold in the domestic and overseas markets, exporting to more than 80 countries.
The main brands of Viña San Pedro are Altaïr, Cabo de Hornos, Sideral, 1865, Castillo de Molina, Épica, 35 Sur, GatoNegro, Gato, Manquehuito and San Pedro Exportación. Viña Tarapacá’s brands include: Gran Reserva Etiqueta Azul, Gran Reserva Etiqueta Negra, Gran Reserva Etiqueta Blanca, Tarapacá Reserva and Tarapacá Varietal. Viña Santa Helena’s brands portfolio includes: Selección del Directorio, Siglo de Oro, Santa Helena Varietal, Alpaca, Gran Vino and Santa Helena. Furthermore VSPT has presence in different markets such as: Misiones de Rengo, Viña Mar, Casa Rivas, Leyda, Finca la Celia y Tamarí.

As of May 2019 the purchase of Bodega San Juan, located in province of San Juan to Pernod Ricard Argentina S.R.L. was completed, togheter with the vineyards of Pocito and Cañada Onda as well as Graffina, Colon and Santa Silvia brands.

Since November 2014, in Colombia, CCU participates in the beer business through its joint venture with Central Cervecera de Colombia S.A.S. (CCC). Its portfolio includes the imported Heineken brand. Also it has exclusive licensing contracts for importing, distributing and producing Heineken beer in Colombia. In October 2015 Coors and Coors Light brands were incorporated to CCC’s brand portfolio through licensing contract for the production and/or marketing of them, this licence was extended only until December 2019.  As of December 2015 Artesanos de Cerveza’s company was acquired togheter with its Brand “Tres Cordilleras”.
As of April and July of 2016, the Tecate and Sol brands were incorporated, respectively, with a licensing contract to produce and/or market them. During April 2017 the Miller and Miller Genuine Draft (MGD) brands were incorporated with a licensing contract to produce and market them. As of February 2019, the local Andina brand was launched. As of July 2019, the local production of the Tecate brand began and the launch of Natu Malta (alcohol-free product based on malt) was made. Finally, since October 2019 Colombia started to import and market the Kunstmann brand.

In Bolivia, through its subsidiary Bebidas Bolivianas BBO S.A. (BBO), the Company participates in the non-alcoholic and alcoholic beverage business since May 2014. Its portfolio of non-alcoholic brands, both owned and licensed, includes the Mendocina, Free cola, Sinalco, Real and Natur-all brands. The alcoholic brands are Real, Capital and Cordillera. In addition BBO markets imported Heineken beer.

The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Reagal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Olmeca, Orloff, Passport, Pernod, Perrier Jouet, Ricard, Royale Salute, Sandeman, Scapa, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)
June 2027
Adrenaline, Adrenaline Rush (9)	February 2028
Amstel in Argentina (2)	July 2022
Austral in Chile (4)	July 2020
Blue Moon in Chile (5)	December 2021
Coors in Chile (6)	December 2025
Crush, Canada Dry (Ginger Ale, Agua Tónica and Limón Soda) in Chile (7)	December 2023
Frugo in Chile	Indefinitely
Gatorade in Chile (8)	December 2043
Grolsch in Argentina	May 2028
Heineken in Bolivia (9)	December 2024
Heineken in Chile, Argentina and Uruguay (10)	10 years renewables
Heineken in Colombia (11)	March 2028
Heineken in Paraguay (1)	May 2023
Mas in Uruguay (16)	December 2028
Miller in Argentina (11)	December 2026
Miller and Miller Genuine Draft in Colombia (14)	December 2026
Nestlé Pure Life in Chile (7)	December 2022
Paulaner in Paraguay	April 2022
Pepsi, Seven Up and Mirinda in Chile	December 2043
Red Bull in Chile (12)	Indefinitely
Schneider in Paraguay	May 2023
Sol in Chile and Argentina (10)	10 years renewables
Sol in Colombia (3)	March 2028
Sol in Paraguay	January 2023
Té Lipton in Chile	March 2020
Tecate in Colombia (3)	March 2028
Warsteiner para Argentina (15)	May 2028
Watt´s in Uruguay	99 years
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's in Paraguay (13)	July 2026

(1)

Renewable for periods of 3 years.
(2)

After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)

The contract will remain in effect as long as the Heineken license agreement for Colombia remains in force.
(4)

Renewable for periods of two years, subject to the compliance of the contract conditions.
(5)

If Renewal criteria have been satisfied, renewable through December, 2025, thereafter shall automatically renew every year for a new term of 5 years (Rolling Contract).
(6)

After the initial termination date, license is automatically renewed under the same conditions (Rolling Contract), each year for a period of 5 years, subject to the compliance of the contract conditions.
(7)

License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(8)

License was renewed for a period equal to the duration of the Shareholders Agreement of Bebidas CCU-PepsiCo SpA.
(9)

License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal.
(10)

License for 10 years, automatically renewable on the same terms (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(11)

After the initial termination date, License is automatically renewable each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(12)

Indefinite contract, notice of termination 6 months in advance.
(13)

Sub-license is renewed automatically and successively for two periods of 5 years each, subject to the terms and conditions stipulated in the International Sub-license agreement of December 28, 2018 between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
(14)

License renewable for one period of 5 years, subject to the compliance of the contract conditions.
(15)

Prior to the expiry of its term, Parties shall negotiate its continuity for five (5) more years.
(16)

License automatically renewable for periods of 10 years.

C)

Early termination Budweiser license

The general aspects of the transaction are described below:

a)

Description of the Transaction.

According to the Material Event reported on September 6, 2017, the CMF was informed that CCU and Compañía Cervecerías Unidas Argentina S.A. (CCU-A), entity organized under the laws of the Republic of Argentina and a subsidiary of CCU, have agreed with Anheuser-Busch InBev S.A./N.V. (ABI and together with CCU-A the "Parties"), an offer letter ("Term Sheet") which, among other matters, contemplates the early termination of license agreement in Argentina for the brand "Budweiser", signed between CCU-A and Anheuser-Busch, Incorporated (today Anheuser-Busch LLC, a subsidiary of ABI) dated March 26, 2008 (the "License Agreement").

As agreed to in the Early Termination of the License Agreement (the “Transaction”), ABI directly or its subsidiaries (hereinafter together referred to as the “ABI Group”), pays to CCU-A the amount of US$ 306,000,000.

The Transaction also includes the transfer from ABI to CCU-A of: (a) ownership of the brands Isenbeck and Diosa. This does not include the production plant owned by Cervecería Argentina S.A. Isenbeck (CASA Isenbeck) located in Zárate, province of Buenos Aires, Argentina (which will continue to operate under the ownership of ABI Group), nor the contracts with its employees and/or distributors, nor the transfer of any liabilities of CASA Isenbeck; (b) the ownership of the following registered brands in Argentina: Norte, Iguana and Báltica; and (c) the obligation of ABI to make its reasonable best efforts to cause that certain international premium beer brands are licensed to CCU-A (together with the brands identified in letter (b) above and with the brand Diosa referred to as the "Group of Brands") in Argentine territory.

In order to establish a smooth transition of the brands that are transferred by virtue of the Transaction, the Parties will enter into the following contracts (all together with the Early Termination referred to as the “Transaction”):

I.	Contract by virtue of which CCU-A will produce for the ABI Group part or all of the volume of the beer Budweiser, for a period of up to one year;
II.	Contract by virtue of which the ABI Group will produce for CCU-A part or all of the volume of the beer Isenbeck and Diosa for a period of up to one year;
III.	Contract by virtue of which the ABI Group will produce and distribute the Group of Brands, on behalf of CCU-A, for a period of maximum three years; and
IV.	Other agreements, documents and/or contracts that the Parties deem necessary for the Transaction (the “Transaction Documents”).

In summary, this agreement with ABI consists of the early termination of the license agreement of the Budweiser brand in exchange for a portfolio of brands representing similar volumes, plus different payments of up to US$ 400,000,000 before taxes, over a period of up to three years.

b)

Status of the Transaction:

On March 14, 2018, CCU reported as a Material Event that CCU-A had been notified of the resolution of the Secretario de Comercio del Ministerio de Producción de la Argentina (SECOM), which, based on the favorable opinion of the Comisión Nacional de Defensa de la Competencia (CNDC), approved the Transaction. The resolution established that the Parties must submit to the CNDC, for review and approval, drafts of contracts that contained all of the terms and conditions of the Transaction (the "Contracts"). On March 16, 2018, the Parties filed the Contracts with the CNDC.

On April 27, 2018, CCU-A was notified of the resolution of the CNDC that approved the Contracts, thus fulfilling the condition established in the Term Sheet, becoming binding and therefore, the parties were legally obliged to close the Transaction. The signature of the respective contracts took place on May 2, 2018.

As a consequence of the closing of the Transaction:

b.1)	CCU-A early terminated the license agreement with ABI in Argentina for the brand “Budweiser”.

b.2)	CCU-A received a payment from ABI of US$ 306,000,000, equivalents to ThCh$ 185,648,399 before taxes (See Note 30 – Other income by function ).

b.3)
ABI transferred to CCU-A (i) the ownership of the Isenbeck and Diosa brands and certain assets related to said brands (not including the production plant owned by Cervecería Argentina S.A. Isenbeck, nor the contracts with its employees and/or distributors, nor the transfer of any liabilities of said entity); and (ii) ownership of the following registered trademarks in Argentina: Norte, Iguana and Báltica. The five brands mentioned above were valued at US$ 44,044,000, equivalents to ThCh$ 26,721,236 (See
Note 17 – Intangible assets other than goodwill
and
Note 30 – Other income by function
).

As of December 31, 2018, the net effect of the aforementioned compensations generated in the consolidated results of Compañía Cervecerías Unidas S.A. and subsidiaries a Net income attributable to the equity holders of the parent of ThCh$ 157,358,973 shown in (See
Note 6 – Financial information as per operating segments
).

b.4)	CCU-A was granted the licenses of the Warsteiner and Grolsch brands for the Argentine territory (these brands, together with Isenbeck, Diosa, Norte, Iguana and Báltica, the “Brands”);

b.5)
CCU-A received an ABI payment of US$ 10,000,000, equivalents to ThCh$ 6,109,800, before taxes, for the production of Budweiser of one year, which will be reflected in results under Other income by function as performance obligations are met, of which as of December 31, 2019 have been recognized in Other income by function US$ 3,447,728 (6,451,629 as of December 31, 2018), equivalents to ThCh$ 2,581,452 (ThCh$ 4,840,167 as of December 31, 2018); and

b.6)
CCU-A will receive from ABI annual payments of up to US$ 28,000,000, equivalents to ThCh$ 17,107,440, before taxes, for a period of up to three years, depending on the volume and the timing of the transition to CCU-A of the production and/or commercialization of the Brands, which will be reflected in the results, under Net sales, Cost of sales and MSD&A, as the performance obligations are met, of which as of December 31, 2019 have been recognized in results an amount of US$ 21,372,012 (US$ 19,802,868 as of December 31, 2018) equivalents to ThCh$ 16,002,081 (ThCh$ 14,251,811 as of December 31, 2018).

This transaction did not result in impairment of the productive assets of the Company.
D)

Direct and indirect significant subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2019			As of December 31, 2018
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (***) (5)	76,035,409-0	Chile	Chilean Pesos	-	25.0006	25.0006	25.0006
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	-	25.5034	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	99.8516	0.1484	100.0000	100.0000
Inversiones Invex CCU Tres Ltda.	76,248,389-0	Chile	Chilean Pesos	99.9999	0.0001	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9888
CCU Inversiones II Ltda. (8)	76,349,531-0	Chile	US Dollar	99.7435	0.2565	100.0000	100.0000
Cervecería Szot SpA. (***) (13)	76,481,675-7	Chile	Chilean Pesos	-	25.0009	25.0009	-
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9834	99.9834	99.9834
Inversiones Invex CCU Ltda.	76,572,360-4	Chile	US Dollar	6.7979	93.1941	99.9920	99.9920
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.7533	99.7775	99.7775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
New Ecusa S.A. (10)	76,718,230-9	Chile	Chilean Pesos	-	-	-	99.9834
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
CCU Inversiones III SpA. (6)	76,933,685-0	Chile	US Dollar	-	99.9950	99.9950	99.9950
Vending y Servicios CCU Ltda. (10)	77,736,670-K	Chile	Chilean Pesos	-	-	-	99.9779
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A. (12)	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1080	99.9984	99.9966
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	-	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	-	82.9870	82.9870	82.9870
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	-	50.5507	50.5507	50.5507
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	-	82.9870	82.9870	82.9870
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.7500	0.2499	99.9999	99.9999
Embotelladoras Chilenas Unidas S.A. (10)	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1834	99.9834	99.9834
Viña Valles de Chile S.A. (3)	99,531,920-9	Chile	Chilean Pesos	-	-	-	82.9870
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	-	59.1971	59.1971	59.1971
Bodega San Juan S.A.U. (9)	0-E	Argentina	Argentine Pesos	-	82.9870	82.9870	-
Cía. Cervecerías Unidas Argentina S.A. (2)	0-E	Argentina	Argentine Pesos	-	99.9936	99.9936	99.9936
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	-	99.9950	99.9950	99.9950
Finca La Celia S.A. (9)	0-E	Argentina	Argentine Pesos	-	82.9870	82.9870	82.9870
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9979	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	-	89.9150	89.9150	89.9150
Bebidas Bolivianas BBO S.A. (4)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	51.0000
International Spirits Investments USA LLC	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (7)	0-E	Luxemburg	US Dollar	-	99.9999	99.9999	99.9999
Southern Breweries S.C.S. (1)	0-E	Luxemburg	US Dollar	38.7810	61.2141	99.9951	99.9951
Bebidas del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	-	50.0049	50.0049	50.0049
Distribuidora del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	-	49.9589	49.9589	49.9589
Promarca Internacional Paraguay S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	-	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	-	25.5025	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999
Milotur S.A. (11)	0-E	Uruguay	Uruguayan Pesos	-	99.9999	99.9999	99.9999

(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter E)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2019	As of December 31, 2018
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (***) (5)	76,035,409-0	Chile	Chilean Pesos	25.0006	25.0006
CRECCU S.A.	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia S.A. (***)	76,077,848-6	Chile	Chilean Pesos	25.5034	25.5034
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	Chilean Pesos	100.0000	100.0000
Inversiones Invex CCU Tres Ltda.	76,248,389-0	Chile	Chilean Pesos	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (***)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II Ltda. (8)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Cervecería Szot SpA. (***) (13)	76,481,675-7	Chile	Chilean Pesos	25.0009	-
Bebidas Carozzi CCU SpA. (***)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9834	99.9834
Inversiones Invex CCU Ltda.	76,572,360-4	Chile	US Dollar	99.9920	99.9920
Promarca Internacional SpA. (***)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (3)	76,593,550-4	Chile	Chilean Pesos	99.7775	99.7775
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
New Ecusa S.A. (10)	76,718,230-9	Chile	Chilean Pesos	-	99.9834
Promarca S.A. (***)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
CCU Inversiones III SpA. (6)	76,933,685-0	Chile	US Dollar	100.0000	100.0000
Vending y Servicios CCU Ltda. (10)	77,736,670-K	Chile	Chilean Pesos	-	99.9779
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A. (12)	86,150,200-7	Chile	Chilean Pesos	100.0000	100.0000
Millahue S.A.	91,022,000-4	Chile	Chilean Pesos	99.9621	99.9621
Viña San Pedro Tarapacá S.A. (*) (3)	91,041,000-8	Chile	Chilean Pesos	82.9870	82.9870
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	50.5507	50.5507
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	82.9870	82.9870
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A. (10)	99,501,760-1	Chile	Chilean Pesos	99.9834	99.9834
Viña Valles de Chile S.A. (3)	99,531,920-9	Chile	Chilean Pesos	-	82.9870
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	100.0000	100.0000
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Andina de Desarrollo SACFAIMM	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bodega San Juan S.A.U. (9)	0-E	Argentina	Argentine Pesos	82.9870	-
Cía. Cervecerías Unidas Argentina S.A. (2)	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Compañía Industrial Cervecera S.A.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Finca La Celia S.A. (9)	0-E	Argentina	Argentine Pesos	82.9870	82.9870
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9979	74.9979
Sáenz Briones y Cía. S.A.I.C.	0-E	Argentina	Argentine Pesos	100.0000	100.0000
Bebidas Bolivianas BBO S.A. (4)	0-E	Bolivia	Bolivian	51.0000	51.0000
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
Inversiones CCU Lux S.à r.l. (7)	0-E	Luxemburg	US Dollar	99.9999	99.9999
Southern Breweries S.C.S. (1)	0-E	Luxemburg	US Dollar	100.0000	100.0000
Bebidas del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	50.0049	50.0049
Distribuidora del Paraguay S.A. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9589	49.9589
Promarca Internacional Paraguay S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L. (***)	0-E	Paraguay	Paraguayan Guaranies	25.5025	25.5025
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Coralina S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999
Milotur S.A. (11)	0-E	Uruguay	Uruguayan Pesos	99.9999	99.9999

(*)
Listed company in Chile.
(**) See
Note 1 – General Information, letter E)
,
Subsidiaries with direct or indirect participation of less than 50%
(***) Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

The main movements in the ownership of the subsidiaries included in these consolidated financial statements are the following:
(1) Southern Breweries S.C.S. (SB SCS) (Ex Southern Breweries Limited)

On December 7, 2018, Southern Breweries Limited (Subsidiary of CCU) was re-domiciled from Cayman Islands to Luxembourg and changed its name to Southern Breweries S.á.r.l., later and once the subsidiary was stablished in Luxembourg it was converted from S.á.r.l. to S.C.S. Finally, the Company sold one share of SB SCS to the subsidiary Inversiones CCU Lux S.á r.l. by an amount of US$ 2,600.
(2) Compañía Cervecerías Unidas Argentina S.A.

As a result of the early termination of Budweiser license, as described in
Note 1 – General information, letter C)
, and based on the Audited Financial Statements as of and for the year ended on April 30, 2018 of the subsidiary Compañía Cervecerías Unidas Argentina S.A., on June 5, 2018, held the Ordinary and Extraordinary General Assembly of such subsidiary, agreed the distribution of dividends for a total amount of ARS 5,141,760,000 (equivalent to ThCh$ 129,858,280), according with the stock rights of their shareholders, which are domiciled in Chile, distributed to Inversiones Invex CCU Limitada the amount of ARS 4,146,778,022.40 (equivalent to ThCh$ 104,729,404 (80.65%)) and Inversiones Invex CCU Dos Limitada the amount of ARS 994,981,977.60 (equivalent to ThCh$ 25,128,876 (19.35%)). According to the above mentioned, the distribution of dividends to the Chilean shareholders, is based on the realized result to April 30, 2018 of the subsidiary Compañía Cervecerías Unidas Argentina S.A.
(3) CCU Inversiones S.A., Viña San Pedro Tarapacá S.A. (VSPT) and Viña Valles de Chile S.A. (VVCH)

On January 29, 2018, the outcome notice of the tender offer was published, as result CCU Inversiones S.A. acquired an additional 15.79% of VSPT for the amount of ThCh$ 49,222,782, equivalent to 6,310,613,119 shares, thus resulting in an 83.01% stake in VSPT.

On January 29, 2018, the Company acquired an additional 0.18% of subsidiary CCU Inversiones S.A. for an amount of ThCh$ 49,400,000, equivalent to 934,774,763 shares, thus resulting in a 99.02% stake in this subsidiary.

On July 31, 2018, subsidiary Viña Orgánica SPT S.A. merged with Viña San Pedro Tarapacá S.A., which became the legal continuer and beginning from August 1, 2018
.
The transactions mentioned above had no significant effects on the results of the Company.

Viñas Valles de Chile S.A. (VVCH) dissolved and merged into VSPT, being the latter the surviving entity, as the result of VSPT becoming, pursuant to a share purchase agreement executed on May 21, 2019 between Viña Altaïr SpA. and VSPT, the sole owner, in a period that exceeded 10 days, of all of the shares of VVCH. This merger had legal and accounting effects as of June 1, 2019. VVCH Board of Directors´ Resolution evidencing the dissolution of VVCH was executed as public deed on June 4, 2019, and further registered in the Register of Commerce and published in the Official Gazette.

(4) Bebidas Bolivianas BBO S.A. (BBO)

On May 7, 2014,
the Company acquired 34% of the stock rights of Bebidas Bolivianas BBO S.A. (BBO) a Bolivian and a closed stock company that produces soft drinks and beers in three plants located in Santa Cruz de la Sierra and Nuestra Señora de la Paz cities.
Subsequently, on August 9, 2018, the Company acquired an additional the 17% of the shares of BBO for an amount of

US$ 8,500,000, equivalents to ThCh$ 5,457,935, thus resulting in a 51% stake in BBO (see
Note 15 – Business combinations
).  The Company has determined the fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	3,942,346
Total non-current assets	23,915,061
Total Assets	27,857,407
Total current liabilities	5,393,779
Total non-current liabilities	9,181,670
Total liabilities	14,575,449

Net identifiable assets acquired	13,281,958
Non-controlling interests	(6,508,159)
Goodwill	10,480,792
Investment value	17,254,591

As a result of the previously mentioned fair values intangibles and goodwill have been generated, which are exposed in
Note 17 – Intangible assets other than goodwill
and
Note 18 – Goodwill
.

On September 20, 2018, the Company paid
committed capital of US$ 1,530,029 (equivalent to
ThCh$ 1,044,688) in BBO, since both partners concurred with the same capital contributions, the percentages of participation were maintained.

On June 28 and July 11, 2019 the subsidiary CCU Inversiones II Ltda. made capital contributions to Bebidas Bolivianas BBO S.A. for an amount of US$ 1,249,713 y US$ 178,305 (equivalent to ThCh$ 849,630 and ThCh$ 122,210), respectively, since both partners concurred with the same contributions, the participation percentages were maintained.

(5) Cervecera Guayacán SpA.

On August 31, 2018, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 30.0004% of the stock rights of Cervecera Guayacán SpA. for an amount of ThCh$ 361,560, equivalent to 39,232 shares and the subscription and payment of ThCh$ 470,711, equivalent to 49,038 shares. As a consequence above mentioned CK has the 50.0004% stake in Cervecera Guayacán SpA. (see
Note 15 – Business combinations
). The Company has determined the fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	507,149
Total non-current assets	1,355,220
Total Assets	1,862,369
Total current liabilities	238,265
Total non-current liabilities	306,828
Total liabilities	545,093

Net identifiable assets	1,317,276
Non-controlling interests	(658,633)
Goodwill	456,007
Investment value	1,114,650

As a result of the previously mentioned fair values intangibles and goodwill have been generated, which are exposed in
Note 17 – Intangible assets other than goodwill
and
Note 18 – Goodwill
.

(6) CCU Inversiones III SpA.

On September 13, 2018, the subsidiary Southern Breweries S.C.S. (ex Southern Breweries Limited) incorporated the company CCU Inversiones III SpA. in Chile, whose purpose will be to make all kinds of investments, in any type of goods, foreign currency, financial instruments and commercial paper, including shares or social rights in companies incorporated in Chile or abroad, among others.

(7) Inversiones CCU Lux S.á r.l.

On November 13, 2018,  the subsidiary Inversiones CCU Lux S.á r.l. was created in Luxembourg, where the subsidiary CCU Inversiones II Ltda. made the total stock payment of Euros 12,000 (12,000 shares), equivalent to ThCh$ 9,252.

(8) CCU Inversiones II Limitada

On December 17, 2018, the Company made a capital contribution to the subsidiary CCU Inversiones II Ltda., through the shareholding contribution of the Bolivian subsidiary, Bebidas Bolivianas BBO S.A. for an amount of

US$ 40,294,696, equivalents to ThCh$ 27,659,891.

On May 27 and June 12, 2019, the Company made capital contributions to the subsidiary CCU Inversiones II Ltda. For an amount of US$ 3,200,000 (equivalent to
ThCh$
2,223,488) and US$ 1,428,017 (equivalent to
ThCh$
990,473).

On September 6, 2019, the Company made a capital contribution to the subsidiary CCU Inversiones II Ltda. For an amount of US$ 10,000,000 (equivalent to
ThCh$
7,233,000).

(9) Finca La Celia S.A. and Bodega San Juan S.A.U.

On January 28, 2019, Bodega San Juan S.A.U. was established in Argentina, where the subsidiary Finca la Celia S.A. made a capital contribution of ARS 100,000 (100,000 ordinary, non-endorsable nominal shares).

On March 1, 2019, the subsidiary VSPT made a capital increase at the subsidiary Finca La Celia S.A. for US$ 7,000,000 through the issuance of 265,300.00 ordinary, non-endorsable shares.

On May 31, 2019, the subsidiary VSPT made a capital increase at the subsidiary Finca La Celia S.A. for US$ 14,000,000 through the issuance of 607,600,000 non-endorsable nominal shares.

The aforementioned had no significant effects on the Company's results.

Graffina Business

In December 2018, the subsidiary VSPT signed an agreement to acquire a part of the Pernod Ricard wine business in Argentina. The purchase agreement, subject to local regulatory approval, included the Argentine wine brands Graffigna, Colón and Santa Silvia, which represent approximately 1.5 million boxes of 9-liter wine bottles per year. Bodegas Graffigna has a winery in the province of San Juan, two fields in the same province, and a field in Mendoza.

On January 28, 2019, the Argentine subsidiary Finca La Celia S.A. constituted the Bodega San Juan S.A.U. through a capital contribution of ARS 100,000, in order to use it as a vehicle for the acquisition of the Graffigna, Colón and Santa Silvia wine business of Pernod Ricard Argentina S.R.L., in addition to the purchase of Bodega Graffigna and Pocito vineyards, Cañada Honda and La Consulta.

On May 31, 2019, the subsidiary VSPT made a capital contribution to the subsidiary Finca La Celia S.A. by

US$ 14,000,000, equivalent to
ThCh$
9,910,040 and on the same date, Finca La Celia S.A. made a capital contribution to Bodega San Juan S.A.U. for US$ 2,806,820, equivalent to
ThCh$
1,986,836.

The Company has determined the provisional fair values of assets and liabilities for this business combination as follows:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	4,470,464
Total non-current assets	8,783,049
Total Assets	13,253,513
Total current liabilities	370,326
Total non-current liabilities	1,200,124
Total liabilities	1,570,450

Identificable Net Assets Acquired / Investment value	11,683,063
Bargain purchase gain (1)	3,043,107
Investment value	8,639,956

(1) See
Note 31 – Other gain (losses)

(10)
Embotelladoras Chilenas Unidas S.A., New Ecusa S.A. and Vending y Servicios CCU Ltda.

On April 1, 2019, the subsidiary New Ecusa S.A. was merged into Embotelladoras Chilenas United S.A., the latter becoming its legal continuator. The transaction mentioned above had no significant effect on the Company's results.

On June 1, 2019, the subsidiary Vending y Servicios CCU Ltda. merged into Embotelladoras Chilenas Unidas S.A., the latter becoming its legal continuator. The aforementioned had no significant effects on the Company's results.

(11)
Milotur S.A.

On May 27, 2019, the subsidiary CCU Inversiones II Ltda. made a capital contribution to Milotur S.A. for an amount of

US$ 3,200,000 (equivalent to
ThCh$
2,223,488), maintaining its participation percentage.

(12)
Fábrica de Envases Plásticos S.A. (Plasco)

According to Plasco's Extraordinary Shareholder meeting dated May 31, a capital increase of
ThCh$
10,000,000 was agreed upon with the issuance of 16,000,000 shares at a price of $ 625 per share. Likewise, it is stipulated in said meeting, that the shareholder Millahue S.A. will not concur in this increase. For this reason, 100% of the increase will be made by CCU S.A. This increase was materialized on June 25, 2019.

(13)
Cervecería Szot SpA.

On August 30, 2019, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 5.001% of Cervecería Szot SpA. from the purchase of 5,001 shares, equivalent to
ThCh$
6,156. As a result of the aforementioned, CK reached a total participation of 50.0010% on this subsidiary.
(See
Note 15 – Business combinations
).

For this business combination, the provisional fair values of assets and liabilities were determined, which are the following:

Assets and Liabilities	Fair Value
ThCh$
Total current assets	131,599
Total non-current assets	451,672
Total Assets	583,271
Total current liabilities	158,551
Total non-current liabilities	90,067
Total liabilities	248,618

Identificable Net Assets Acquired / Investment value	334,653
Non-controlling interests	(167,323)
Investment value	167,330

As a result of the previously mentioned fair values intangibles and goodwill have been generated, which are exposed in
Note 17 – Intangible assets other than goodwill
and
Note 18 – Goodwill
, respectively.

E)

Subsidiaries with direct or indirect participation of less than 50%

These Consolidated Financial Statements incorporate as a subsidiary to Distribuidora del Paraguay S.A., a company in which we have a total participation of 49.9589%.

Bebidas del Paraguay S.A. (BdP) and Distribuidora del Paraguay S.A. (DdP) are considered to be one economic group that shares their operational and financial strategy, leaded by the same management team that seeks compliance with the strategic plan defined simultaneously for both entities. Additionally BdP produces different brands owned by it. DdP is its sole and exclusive customer, which is responsible for the distribution and marketing of BdP’s products. The administrative and commercial integration added to its operational and financial dependence of DdP explain the reason why BdP proceeds to present this entity as a subsidiary of CCU.

F) Joint operations:

(a)
Promarca S.A.

Promarca S.A. is a closed stock company whose main activity is the acquisition, development and administration of trademarks and their corresponding licensing to their operators.

On December 31, 2019, Promarca S.A. recorded a profit of
ThCh$
4,511,337
(
ThCh$
4,581,922
in 2018 and

ThCh$
4,524,117
in 2017), which in accordance with the Company’s policies is 100% distributable.

(b) Bebidas CCU-Pepsico SpA.
(BCP)

The line of business of this company is manufacture, produce, process, transform, transport, import, export, purchase, sell and in general market all types of concentrates.

On
December 31, 2019
, BCP recorded a profit of ThCh$
1,243,574
(ThCh$
1,137,233
in
2018
and ThCh$
1,078,916
in 2017), which in accordance with the Company’s policies is 100% distributable.

(c) Bebidas Carozzi CCU SpA
.
(BCCCU)

The purpose of this company is the production, marketing and distribution of instant powder drinks in the national territory.

On
December 31, 2019
, BCCCU recorded a profit of ThCh$
1,157,424
(ThCh$ 1,263,169 in 2018 and ThCh$ 2,278,345
in 2017
), which in accordance with the Company’s policies is 100% distributable.
The companies mentioned above (letter a) to d)) meet the conditions stipulated in IFRS 11 to be considered "joint operations", since the primary assets in both entities are trademarks, the contractual arrangements establishes that the parties to the joint arrangement share all interests in the assets relating to the arrangement in a specified proportion and their income is 100% from royalties charged to the joint operators for the sale of products using these trademarks.